Consolidated Statement Of Equity (USD $) In Thousands, except Share data	Member's Equity [Member]	Common Stock [Member]	Additional Paid-In Capital [Member]	Accumulated Deficit [Member]	Total
Balance at Dec. 31, 2008	$ 15,817				$ 15,817
Contribution from Holdings	2,500				2,500
Net loss	2,877				2,877
Balance at Dec. 31, 2009	21,194				21,194
Distributions	(2,297)				(2,297)
Net loss	6,210				6,210
Balance					25,107
Balance at Dec. 31, 2010	25,107				25,107
Distributions	(375)				(375)
Reclassification of management liability awards to equity awards	365				365
Contribution from Holdings	51,029				51,029
Conversion from limited liability company to corporation	(76,126)	176	85,638	(9,688)
Conversion from limited liability company to corporation, shares		17,633
Cash distribution paid to equity holders			(74,441)		(74,441)
Issuance of common stock in connection with acquisition		49	43,976		44,025
Issuance of common stock in connection with acquisition, shares		4,892
Fair value of vested portion of replacement awards issued in connection with acquisition			1,027		1,027
Issuance of common stock		96	67,963		68,059
Issuance of common stock,shares		9,583
Equity issuance costs			(897)		(897)
Common stock issued for stock option exercises			38		38
Common stock issued for stock option exercises, shares		8
Equity-based compensation expense			17,320		17,320
Net loss				(34,892)	(34,892)
Balance		$ 321	$ 140,624	$ (44,580)	$ 96,365
Balance, Shares at Dec. 31, 2011		32,116